Related Parties: Schedule of Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Parties, Purchases	$ 1,639,583	$ 1,244,306	$ 128,556
Related Parties, Sales	904,876	686,172	107,104
Related Parties, Other Gain (Loss)	2,364	3,089	(10,135)
Related Parties, Financing Provided (Received), Net	944,530	87,836	130,143
Related Parties, Receivable from	1,315,288	682,342
Related Parties, Payable To	(179,672)	(96,694)
Related Parties, Total Outstanding Receivable (Payable), Net	1,135,616	585,648
Related metallurgical plants
Related Parties, Purchases	1,555,754	1,228,542	117,828
Related Parties, Sales	419,048	419,786	57,206
Related Parties, Other Gain (Loss)	2,364	1,390	186
Related Parties, Financing Provided (Received), Net	944,530
Related Parties, Receivable from	1,058,425	512,018
Related Parties, Payable To	(177,745)	(91,843)
Related Parties, Total Outstanding Receivable (Payable), Net	880,680	420,175
Metallurg-Trust
Related Parties, Purchases	1,403	36
Related Parties, Sales	422,989	220,168
Related Parties, Receivable from	176,105	127,760
Related Parties, Payable To	(56)	(4,232)
Related Parties, Total Outstanding Receivable (Payable), Net	176,049	123,528
Usipar
Related Parties, Purchases	72,114	7,456
Related Parties, Sales	61,189	13,372
Related Parties, Receivable from	80,544	42,214
Related Parties, Total Outstanding Receivable (Payable), Net	80,544	42,214
TPTU
Related Parties, Purchases	5,664	2,857	1,977
Related Parties, Sales	11	12	14
Related Parties, Receivable from	5	189
Related Parties, Payable To	(633)	(71)
Related Parties, Total Outstanding Receivable (Payable), Net	(628)	118
TRMZ
Related Parties, Purchases	4,446	4,043	6,114
Related Parties, Sales	1,629	1,378	513
Related Parties, Other Gain (Loss)		1,278	154
Related Parties, Receivable from	191	161
Related Parties, Payable To	(1,221)	(545)
Related Parties, Total Outstanding Receivable (Payable), Net	(1,030)	(384)
Other Related Parties
Related Parties, Purchases	202	172	256
Related Parties, Sales	10	29	5
Related Parties, Other Gain (Loss)		211	(94)
Related Parties, Receivable from	18
Related Parties, Payable To	(17)	(3)
Related Parties, Total Outstanding Receivable (Payable), Net	1	(3)
Calridge
Related Parties, Other Gain (Loss)		161	(822)
Related Parties, Financing Provided (Received), Net		87,836	16,449
Laminorul
Related Parties, Purchases		1,140	1,442
Related Parties, Sales		12,231	5,356
TPP Rousse
Related Parties, Sales		19,196	43,782
Nerungribank
Related Parties, Purchases		60
Related Parties, Other Gain (Loss)		49
Mechel Fund
Related Parties, Sales			14
Related Parties, Other Gain (Loss)			(53)
RIKT
Related Parties, Purchases			173
Coalmetbank
Related Parties, Purchases			766
Related Parties, Sales			214
Related Parties, Other Gain (Loss)			(9,506)
Related Parties, Financing Provided (Received), Net			$ 113,694